Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

21    Revenue

The Company’s net revenue is as follows:

	2021	2020	2019
Educational content	1,218,687	998,373	570,292
Other	17,237	4,534	2,820
Deductions:
Taxes	(3,850)	(1,197)	(275)
Net revenue	1,232,074	1,001,710	572,837

	2021			2020			2019
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	931,187	283,650	1,214,837	839,383	157,793	997,176	433,326	136,853	570,179
Other	4,812	12,425	17,237	1,762	2,772	4,534	46	2,612	2,658
Total net revenue from contracts with customers	935,999	296,075	1,232,074	841,145	160,565	1,001,710	433,372	139,465	572,837

The Company recognized impairment losses on trade receivables arising from contracts with customers, included under selling expenses in the statement of income (loss) of R$ 26,610, R$ 34,684 and R$ 17,392 for the years ended December 31, 2021, 2020 and 2019, respectively.

Revenue Indirect tax benefits

According to Brazilian tax laws, the Company is subject to the taxation, with a zero tax rate, of the social integration program tax (Programa de Integração Social, or PIS) and the social contribution on revenues tax (Contribuição para o Financiamento da Seguridade Social, or COFINS) on the sale of books. The sale of printed and digital books is also exempt from the Brazilian municipal taxes and from the Brazilian value added tax (Imposto sobre Operações relativas à Circulação de Mercadorias e sobre Prestações de Serviços de Transporte Interestadual e Intermunicipal e de Comunicação, or ICMS).